Investments And Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2011
Investments And Other Non-Current Assets [Abstract]
Schedule Of Investments And Other Non-Current Assets

DECEMBER 31	2011	2010

Investments in affiliated companies	$21.0	$21.4
Deferred tax assets	162.1	151.9
Income tax receivables	33.2	—
Derivative assets	15.1	9.3
Long-term interest bearing deposit (insurance arrangement)	22.6	22.6
Other non-current assets	25.6	22.9

Investments and other non-current assets	$279.6	$228.1

Schedule Of Significant Investments And Respective Percentage Of Ownership

COUNTRY	Ownership %	Company name

France	49%	EAK SA Composants pour L'Industrie Automobile
France	49%	EAK SNC Composants pour L'Industrie Automobile
Malaysia	49%	Autoliv-Hirotako Safety Sdn Bhd (parent and subsidiaries)
China	30%	Changchun Hongguang-Autoliv Vehicle Safety Systems Co. Ltd.